Fair Value Measurements	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 15. FAIR VALUE MEASUREMENTS

Recurring Basis
We measure the fair value of our financial assets and liabilities using a combination of the income and market approach in accordance with ASC Topic 820. These financial assets and liabilities primarily consist of derivatives recorded on our balance sheet under ASC Topic 815 and short-term investments, commercial paper and long-term debt outstanding required to be disclosed at fair value. Under ASC Topic 820, fair value is defined as the exit price, representing the amount that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To value our financial instruments, we use market data or assumptions that market participants would use, including assumptions about credit risk (both our own credit risk and the counterparty’s credit risk) and the risks inherent in the inputs to valuation.
We enter into derivative contracts in the futures and over-the-counter (OTC) wholesale and retail markets. These markets are the principal markets for the respective wholesale and retail contracts. Our relevant market participants are our existing counterparties and others who have participated in energy transactions at our delivery points. These participants have access to the same market data as WGL. We value our derivative contracts based on an “in-exchange” premise, and valuations are generally based on pricing service data or indicative broker quotes depending on the market location. We measure the net credit exposure at the counterparty level where the right to set-off exists. The net exposure is determined using the mark-to-market exposure adjusted for collateral, letters of credit and parent guarantees. We use published default rates from Standard & Poor’s Ratings Services and Moody’s Investors Service as inputs for determining credit adjustments.
ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy under ASC Topic 820 are described below:
Level 1.  Level 1 of the fair value hierarchy consists of assets or liabilities that are valued using observable inputs based upon unadjusted quoted prices in active markets for identical assets or liabilities at the reporting date. WGL did not have any Level 1 derivatives at September 30, 2015 and 2014.
Level 2.  Level 2 of the fair value hierarchy consists of assets or liabilities that are valued using directly or indirectly observable inputs either corroborated with market data or based on exchange traded market data. Level 2 includes fair values based on industry-standard valuation techniques that consider various assumptions: (i) quoted forward prices, including the use of mid-market pricing within a bid/ask spread; (ii) discount rates; (iii) implied volatility and (iv) other economic factors. Substantially all of these assumptions are observable throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the relevant market. At September 30, 2015 and 2014, Level 2 financial assets and liabilities included energy-related derivatives such as financial contracts, options and physical forward contracts for deliveries at active market locations, as well as our interest rate hedges.
Level 3.  Level 3 of the fair value hierarchy consists of assets or liabilities that are valued using significant unobservable inputs at the reporting date. These unobservable assumptions reflect our assumptions about estimates that market participants would use in pricing the asset or liability, including natural gas basis prices, annualized volatilities of natural gas prices, and electricity congestion prices. A significant change to any one of these inputs in isolation could result in a significant upward or downward fluctuation in the fair value measurement. These inputs may be used with industry standard valuation methodologies that result in our best estimate of fair value for the assets or liabilities at the reporting date.
Our Risk Analysis and Mitigation (RA&M) Group determines the valuation policies and procedures. The RA&M Group reports to WGL’s Chief Financial Officer. In accordance with WGL’s valuation policy, we may utilize a variety of valuation methodologies to determine the fair value of Level 3 derivative contracts, including internally developed valuation inputs and pricing models. The prices used in our valuations are corroborated using multiple pricing sources, and we periodically conduct assessments to determine whether each valuation model is appropriate for its intended purpose. The RA&M Group also evaluates changes in fair value measurements on a daily basis.
At September 30, 2015 and 2014, Level 3 derivative assets and liabilities included: (i) physical contracts valued at illiquid market locations with no observable market data; (ii) long-dated positions where observable pricing is not available over the life of the contract; (iii) contracts valued using historical spot price volatility assumptions and (iv) valuations using indicative broker quotes for inactive market locations.

The following tables set forth financial instruments recorded at fair value as of September 30, 2015 and 2014, respectively. A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy.

WGL Holdings, Inc. Fair Value Measurements Under the Fair Value Hierarchy
(In millions)	Level 1	Level 2	Level 3	Total
At September 30, 2015
Assets
Natural gas related derivatives	$—	$22.7	$28.5	$51.2
Electricity related derivatives	—	2.0	21.3	23.3
Total Assets	$—	$24.7	$49.8	$74.5
Liabilities
Natural gas related derivatives	$—	$(33.9)	$(338.2)	$(372.1)
Electricity related derivatives	—	(2.7)	(37.3)	(40.0)
Interest rate derivatives	—	(3.4)	—	(3.4)
Total Liabilities	$—	$(40.0)	$(375.5)	$(415.5)
At September 30, 2014
Assets
Natural gas related derivatives	$—	$22.7	$33.7	$56.4
Electricity related derivatives	—	0.3	15.9	16.2
Total Assets	$—	$23.0	$49.6	$72.6
Liabilities
Natural gas related derivatives	$—	$(39.8)	$(328.4)	$(368.2)
Electricity related derivatives	—	(0.1)	(20.9)	(21.0)
Interest rate derivatives	—	(1.7)	—	(1.7)
Total Liabilities	$—	$(41.6)	$(349.3)	$(390.9)

Washington Gas Light Company Fair Value Measurements Under the Fair Value Hierarchy
(In millions)	Level 1	Level 2	Level 3	Total
At September 30, 2015
Assets
Natural gas related derivatives	$—	$6.9	$13.5	$20.4
Total Assets	$—	$6.9	$13.5	$20.4
Liabilities
Natural gas related derivatives	$—	$(11.6)	$(294.6)	$(306.2)
Total Liabilities	$—	$(11.6)	$(294.6)	$(306.2)
At September 30, 2014
Assets
Natural gas related derivatives	$—	$13.5	$12.7	$26.2
Total Assets	$—	$13.5	$12.7	$26.2
Liabilities
Natural gas related derivatives	$—	$(25.1)	$(283.3)	$(308.4)
Total Liabilities	$—	$(25.1)	$(283.3)	$(308.4)

The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of our Level 3 financial instruments and the respective fair values of the net derivative asset and liability positions, by contract type, as of September 30, 2015 and 2014.

Quantitative Information about Level 3 Fair Value Measurements
(In millions)	Net Fair Value September 30, 2015	Valuation Techniques	Unobservable Inputs	Range

WGL Holdings, Inc.
Natural gas related derivatives	$(309.7)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.441) - $3.580
		Option Model	Natural Gas Basis Price (per dekatherm)	($1.283) - $2.950
			Annualized Volatility of Spot Market Natural Gas	22.5% - 867.0%
Electricity related derivatives	$(16.0)	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	($5.75) - $73.35

Washington Gas Light Company
Natural gas related derivatives	$(281.1)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.441) - $3.500

	Net Fair Value September 30, 2014

WGL Holdings, Inc.
Natural gas related derivatives	$(294.7)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($2.101) - $6.154
		Option Model	Natural Gas Basis Price (per dekatherm)	($1.675) - $6.154
			Annualized Volatility of Spot Market Natural Gas	30.9% - 589.6%
Electricity related derivatives	$(5.0)	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	($2.85) - $90.95

Washington Gas Light Company
Natural gas related derivatives	$(270.6)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($2.101) - $6.154

The following tables are a summary of the changes in the fair value of our derivative instruments that are measured at net fair value on a recurring basis in accordance with ASC Topic 820 using significant Level 3 inputs during the years ended September 30, 2015 and 2014, respectively.

WGL Holdings, Inc. Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Warrants	Total
Fiscal Year Ended September 30, 2015
Balance at October 1, 2014	$(294.7)	$(5.0)	$—	$(299.7)
Realized and unrealized gains (losses)
Recorded to income	(30.7)	(32.3)	—	(63.0)
Recorded to regulatory assets—gas costs	(30.9)	—	—	(30.9)
Transfers into Level 3	5.4	—	—	5.4
Transfers out of Level 3	3.6	—	—	3.6
Purchases	—	10.5	—	10.5
Settlements	37.6	10.8	—	48.4
Balance at September 30, 2015	$(309.7)	$(16.0)	$—	$(325.7)
Fiscal Year Ended September 30, 2014
Balance at October 1, 2013	$(155.2)	$2.4	$1.1	$(151.7)
Realized and unrealized gains (losses)
Recorded to income	(72.6)	(5.7)	(1.1)	(79.4)
Recorded to regulatory assets—gas costs	(113.6)	—	—	(113.6)
Transfers out of Level 3	1.7	—	—	1.7
Purchases	—	5.2	—	5.2
Settlements	45.0	(6.9)	—	38.1
Balance at September 30, 2014	$(294.7)	$(5.0)	$—	$(299.7)

Washington Gas Light Company Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
(In millions)	Natural Gas Related Derivatives
Fiscal Year Ended September 30, 2015
Balance at October 1, 2014	$(270.6)
Realized and unrealized gains (losses)
Recorded to income	(25.0)
Recorded to regulatory assets—gas costs	(30.9)
Transfers into Level 3	5.4
Transfers out of Level 3	2.5
Settlements	37.5
Balance at September 30, 2015	$(281.1)
Fiscal Year Ended September 30, 2014
Balance at October 1, 2013	$(133.6)
Realized and unrealized gains (losses)
Recorded to income	(69.4)
Recorded to regulatory assets—gas costs	(113.6)
Transfers out of Level 3	1.7
Settlements	44.3
Balance at September 30, 2014	$(270.6)

Transfers between different levels of the fair value hierarchy may occur based on the level of observable inputs used to value the instruments from period to period. It is our policy to show both transfers into and out of the different levels of the fair value hierarchy at the fair value as of the beginning of the reporting period. Transfers out of Level 3 during the fiscal year ended September 30, 2015 and 2014 were due to an increase in valuations using observable market inputs. Transfers into Level 3 during the fiscal year ended September 30, 2015 were due to an increase in unobservable market inputs used in valuations.
The table below sets forth the line items on the statements of income to which amounts are recorded for the fiscal years ended September 30, 2015, 2014 and 2013, related to fair value measurements using significant level 3 inputs.

WGL Holdings, Inc. Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Weather Related Instruments	Warrants	Total
Fiscal Year Ended September 30, 2015
Operating revenues—non-utility	$(5.7)	$19.9	$—	$—	$14.2
Utility cost of gas	(25.0)	—	—	—	(25.0)
Non-utility cost of energy-related sales	—	(52.2)	—	—	(52.2)
Total	$(30.7)	$(32.3)	$—	$—	$(63.0)
Fiscal Year Ended September 30, 2014
Operating revenues—non-utility	$(2.3)	$(22.1)	$—	$—	$(24.4)
Utility cost of gas	(69.4)	—	—	—	(69.4)
Other income-net	—	—	—	(1.1)	(1.1)
Non-utility cost of energy-related sales	(0.9)	16.4	—	—	15.5
Total	$(72.6)	$(5.7)	$—	$(1.1)	$(79.4)
Fiscal Year Ended September 30, 2013
Operating revenues—non-utility	$(27.0)	$(9.1)	$—	$—	$(36.1)
Utility cost of gas	(45.8)	—	—	—	(45.8)
Other income-net	—	—	—	0.2	0.2
Non-utility cost of energy-related sales	0.4	(14.7)	—	—	(14.3)
Operation and maintenance expense	—	—	1.2	—	1.2
Total	$(72.4)	$(23.8)	$1.2	$0.2	$(94.8)

Washington Gas Light Company Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Weather Related Instruments	Total
Fiscal Year Ended September 30, 2015
Utility cost of gas	$(25.0)	$—	$(25.0)
Total	$(25.0)	$—	$(25.0)
Fiscal Year Ended September 30, 2014
Utility cost of gas	$(69.4)	$—	$(69.4)
Total	$(69.4)	$—	$(69.4)
Fiscal Year Ended September 30, 2013
Utility cost of gas	$(45.9)	$—	$(45.9)
Operation and maintenance expense	—	1.2	1.2
Total	$(45.9)	$1.2	$(44.7)

Unrealized gains (losses) for the fiscal years ended September 30, 2015, 2014 and 2013, attributable to derivative assets and liabilities measured using significant Level 3 inputs were recorded as follows, respectively:

WGL Holdings, Inc. Unrealized Gains (Losses) Recorded for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Warrants	Total
Fiscal Year Ended September 30, 2015
Recorded to income
Operating revenues—non-utility	$(2.2)	$25.1	$—	$22.9
Utility cost of gas	(15.8)	—	—	(15.8)
Non-utility cost of energy-related sales	(1.7)	(41.7)	—	(43.4)
Recorded to regulatory assets—gas costs	(20.9)	—	—	(20.9)
Total	$(40.6)	$(16.6)	$—	$(57.2)
Fiscal Year Ended September 30, 2014
Recorded to income
Operating revenues—non-utility	$(5.0)	$(33.8)	$—	$(38.8)
Utility cost of gas	(60.6)	—	—	(60.6)
Non-utility cost of energy-related sales	3.7	30.0	—	33.7
Other income-net	—	—	(1.1)	(1.1)
Recorded to regulatory assets—gas costs	(109.9)	—	—	(109.9)
Total	$(171.8)	$(3.8)	$(1.1)	$(176.7)
Fiscal Year Ended September 30, 2013
Recorded to income
Operating revenues—non-utility	$(25.3)	$6.6	$—	$(18.7)
Utility cost of gas	(44.3)	—	—	(44.3)
Non-utility cost of energy-related sales	0.2	(1.1)	—	(0.9)
Other income-net	—	—	0.2	0.2
Recorded to regulatory assets—gas costs	(111.6)	—	—	(111.6)
Total	$(181.0)	$5.5	$0.2	$(175.3)

Washington Gas Light Company Unrealized Gains (Losses) Recorded for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives
Fiscal Year Ended September 30, 2015
Recorded to income - utility cost of gas	$(15.8)
Recorded to regulatory assets—gas costs	(20.9)
Total	$(36.7)
Fiscal Year Ended September 30, 2014
Recorded to income - utility cost of gas	$(60.6)
Recorded to regulatory assets—gas costs	(109.9)
Total	$(170.5)
Fiscal Year Ended September 30, 2013
Recorded to income - utility cost of gas	$(44.3)
Recorded to regulatory assets—gas costs	(111.6)
Total	$(155.9)

The following table presents the carrying amounts and estimated fair values of our financial instruments at September 30, 2015 and 2014.

WGL Holdings, Inc. Fair Value of Financial Instruments
	September 30, 2015		September 30, 2014
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Money market funds(a)	$11.0	$11.0	$9.7	$9.7
Other short-term investments(a)	$0.4	$0.4	$—	$—
Commercial paper (b)	$332.0	$332.0	$453.5	$453.5
Long-term debt(c)	$944.2	$1,057.9	$679.2	$809.3

Washington Gas Light Company Fair Value of Financial Instruments
	September 30, 2015		September 30, 2014
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Money market funds(a)	$4.3	$4.3	$4.3	$4.3
Other short-term investments(a)	$0.4	$0.4	$—	$—
Commercial paper (b)	$89.0	$89.0	$89.0	$89.0
Long-term debt(c)	$695.9	$811.9	$679.2	$809.3

(a) Balance located in cash and cash equivalents in the accompanying balance sheets. These amounts may be offset by outstanding checks.
(b) Balance is located in notes payable in the accompanying balance sheets.
(c)Less current maturities and unamortized discounts.
Our money market funds are Level 1 valuations and their carrying amount approximates fair value. Other short-term investments are primarily overnight investment accounts; therefore, their carrying amount approximates fair value based on Level 2 inputs. The maturity of our commercial paper outstanding at both September 30, 2015 and 2014 is under 30 days. Due to the short term nature of these notes, the carrying cost of our commercial paper approximates fair value using Level 2 inputs. Neither WGL’s nor Washington Gas’ long-term debt is actively traded. The fair value of long-term debt was estimated based on the quoted market prices of the U.S. Treasury issues having a similar term to maturity, adjusted for the credit quality of the debt issuer, WGL or Washington Gas. Our long-term debt fair value measurement is classified as Level 3.
Non Recurring Basis
During the fiscal year ended September 30, 2015, Washington Gas Resources recorded an impairment charge on its investment in ASDHI to its fair value using the income approach. The amount of the impairment was equivalent to the amount of the carrying value of $5.6 million and was due to management’s assumption of the current valuation and expected return from the investment. The fair value of this investment was a Level 3 measurement.
During the fiscal year ended September 30, 2014, Washington Gas recorded an impairment of its previous operations center by reducing the carrying amount of $22.3 million down to its fair value of $21.5 million, resulting in an impairment charge of $0.8 million based on the progress made towards selling the facility. During the fiscal year ended September 30, 2013, Washington Gas recorded an impairment of this facility by reducing the carrying amount of $24.9 million down to its fair value of $22.3 million, resulting in an impairment charge of $2.6 million based on the progress made towards selling the facility. The fair value of this investment is a Level 3 measurement.
During the fiscal year ended September 30, 2014, the SCC of VA disallowed full recovery of carrying costs related to an abandoned LNG storage facility. As a result, Washington Gas recorded an impairment charge of $1.9 million. During the fiscal year ended September 30, 2013, Washington Gas recorded an impairment charge of $0.5 million to the abandoned LNG storage facility. The fair value of this investment was a Level 3 measurement.